Document and Entity Information	Aug. 22, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 22, 2019
Entity Registrant Name	HORMEL FOODS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-2402
Entity Tax Identification Number	41-0319970
Entity Address, Address Line One	1 Hormel Place
Entity Address, City or Town	Austin
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55912
City Area Code	507
Local Phone Number	437-5611
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HRL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000048465
Amendment Flag	false